Deferred Income (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Income
Summary of deferred income

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Eli Lilly up-front payment and premium on equity consideration	72,777	19,143
Yarrow up-front payment and premium on equity consideration	—	73
Foundation for Fighting Blindness grant	—	561
Horizon 2020 grant	—	25
Total deferred income	72,777	19,802
Current portion	(5,765)	(5,115)
Total non-current deferred income	67,012	14,687